Long-Term Loan (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Long-term Loan [Abstract]
2020		$ 12,698
2021	$ 12,901	12,698
2022	12,901	12,698
2023	12,901	12,698
2024	11,826	5,292
Total installment payments	50,529	56,084
Less: Imputed interest	(8,628)	(10,615)
Present value of long-term loan	41,901	45,469
Current portion	9,242	8,666
Non-current portion	$ 32,659	$ 36,803